j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.32

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	304817744	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted), non-material variance is due to rounding. Source of Tape Value is unknown.
(redacted)	304909063	Appraised Value	(redacted)	(redacted)	Per the appraisal, the subject value is (redacted), purchase price is (redacted). Unable to determine the source of the tape value.
(redacted)	305136948	Original Interest Rate	(redacted)	(redacted)	Tape source unknown. Rate verified per note.
(redacted)	305136948	Original P&I Payment	(redacted)	(redacted)	Review Value captured from the Note. Source of Tape Value is unknown.
(redacted)	305143009	Original Loan to Value	(redacted)	(redacted)	Review Value matches to the approved value.
(redacted)	305143009	Original Combined Loan to Value	(redacted)	(redacted)	Review Value matches to the approved value.
(redacted)	305143009	Appraised Value	(redacted)	(redacted)	Tape Value is the sales price. Review Value is the appraisal value.
(redacted)	305143009	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Review Value matches to the approved value. Source off Tape Value is unknown.
(redacted)	305167451	Appraised Value	(redacted)	(redacted)	Tape Value is the purchase price. Review Value is the appraisal value.
(redacted)	305167451	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted), variance is non-material. Source of Tape Value is unknown.